Summary of Significant Accounting Policies - Schedule of Carrying Amount of this VIE’s Assets and Liabilities (Details) - VIE’s [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Carrying Amount of this VIE’S Assets and Liabilities [Line Items]
Current assets	$ 12,861,763	$ 17,497,021
Total non-current assets	5,878,739	8,214,924
Total assets	18,740,502	25,711,945
Total current liabilities	46,322,309	43,316,299
Total non-current liability	$ 881,051	$ 1,520,059